Schedule of Unaudited pro forma (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013
Business Acquisition [Line Items]
Pro forma net sales	$ 190,615	$ 176,196	$ 377,151	$ 355,865
Pro forma net income attributable to common shareholders of controlling interest	$ 1,650	$ 3,758	$ 3,537	$ (2,879)